Document and Entity Information	Feb. 05, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 05, 2020
Entity Registrant Name	COHERENT, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33962
Entity Tax Identification Number	94-1622541
Entity Address, Address Line One	5100 Patrick Henry Drive
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	408
Local Phone Number	764-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	COHR
Entity Emerging Growth Company	false
Entity Central Index Key	0000021510
Amendment Flag	false
The NASDAQ Stock Market LLC
Entity Information [Line Items]
Security Exchange Name	NASDAQ
NASDAQ/NGS (GLOBAL SELECT MARKET)
Entity Information [Line Items]
Security Exchange Name	NASDAQ